EXHIBIT 99.12

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-1 Dropped Loans
Start - End Dates:	10/21/16-11/30/17
Deal Loan Count:	47

Conditions Report 2.0

Loans in Report:	47
Loans with Conditions:	44

14 - Total Active Conditions
3 - Material Conditions
1 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Property Valuations Review Scope
1 - Category: FEMA
1 - Category: Value
11 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Income/Employment
1 - Category: LTV/CLTV
1 - Property Valuations Review Scope
1 - Category: FEMA
8 - Compliance Review Scope
6 - Category: Federal Consumer Protection
1 - Category: Right of Rescission
1 - Category: TILA/RESPA Integrated Disclosure
96 - Total Satisfied Conditions

19 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
3 - Category: Credit/Mtg History
3 - Category: DTI
6 - Category: Income/Employment
1 - Category: Legal Documents
2 - Category: Terms/Guidelines
38 - Property Valuations Review Scope
24 - Category: Appraisal
12 - Category: FEMA
1 - Category: Property
1 - Category: Value
39 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Documentation
1 - Category: RESPA
34 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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